Financial income	12 Months Ended
Dec. 31, 2022
Financial income
Financial income

27.Financial income

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Interests	372	1	3
Exchange differences	6,041	3,648	59
Other	350	26	—
Total financial income	6,763	3,675	62

For the year ended December 31, 2022, exchange gains amount to €6.0 million, mainly due to the revaluation of both the Company’s USD cash balance and USD financial assets (note 14). For the year ended December 31, 2021, the closing rate of EUR/USD amounted to 1.13260, while as at December 31, 2022, the rate of EUR/USD decreased to 1.072650, resulting in unrealized exchange gains on the USD balances.

The Company holds its USD cash balances and term deposits as they expect to incur cash-outflows in the US relating to both clinical costs (DREAM and ACCESS) and to the commercial launch of the Genio® system.

For the year ended December 31, 2022, the total interest income amounted to  €372,000. This interest income relates to the USD term accounts. Other financial income mainly consists of premiums received on foreign currency options.